Simple Agreements for Future Equity (SAFEs) - Schedule of Reconciliation of Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Simple Agreements For Future Equity [Abstract]
Simple Agreements for Future Equity	$ 34,524,160		$ 566,404	$ 46,358,393
Simple Agreements For Future Equity Issued	1,585,000			6,470,500
Change in fair value of Simple Agreements for Future Equity	$ (13,419,233)	$ 55,961	$ 396,404	$ 39,321,489